Schedule I - Condensed Financial Information of the Registrant - Statements of Income and Comprehensive Income - PPD, Inc (Parent Company Only) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Income before income tax benefit		$ 59,275	$ 146,630	$ 16,469
Provision for (benefit from) income taxes		2,957	39,579	(284,360)
Net income		52,755	106,865	300,829
Comprehensive income		66,742	28,351	$ 464,129
Parent Company
Condensed Income Statements, Captions [Line Items]
Equity in income of subsidiaries	$ 244,936	53,159	105,308
General and administrative expenses	221	6,452	1,345
Income before income tax benefit	244,715	46,707	103,963
Provision for (benefit from) income taxes	(69)	(1,114)	(223)
Net income	244,784	47,821	104,186
Equity in other comprehensive income (loss) of subsidiaries	79,300	13,777	(78,994)
Comprehensive income	$ 324,084	$ 61,598	$ 25,192